Note 9 - Equity Method Investments	6 Months Ended
Jun. 30, 2017
Notes to Financial Statements
Equity Method Investments and Joint Ventures Disclosure [Text Block]
9.
Equity Method Investments:

The companies accounted for as equity method investments, all of which are incorporated in the Marshall Islands, are as follows:

		Participation % June 30,	Date Established /Acquired
Entity	Vessel/Hull	2017
Steadman Maritime Co.	Ensenada	49%	July 1, 2013
Marchant Maritime Co.	Padma	49%	July 8, 2013
Horton Maritime Co.	Petalidi	49%	June 26, 2013
Smales Maritime Co.	Elafonisos	49%	June 6, 2013
Geyer Maritime Co.	Arkadia	49%	May 18, 2015
Goodway Maritime Co.	Monemvasia	49%	September 22, 2015
Kemp Maritime Co.	Cape Akritas	49%	June 6, 2013
Hyde Maritime Co.	Cape Tainaro	49%	June 6, 2013
Skerrett Maritime Co.	Cape Artemisio	49%	December 23, 2013
Ainsley Maritime Co.	Cape Kortia	25%	June 25, 2013
Ambrose Maritime Co.	Cape Sounio	25%	June 25, 2013
Benedict Maritime Co.	Triton	40%	October 16, 2013
Bertrand Maritime Co.	Titan	40%	October 16, 2013
Beardmore Maritime Co.	Talos	40%	December 23, 2013
Schofield Maritime Co.	Taurus	40%	December 23, 2013
Fairbank Maritime Co.	Theseus	40%	December 23, 2013
Platt Maritime Co.	Hull YZJ1206	49%	May 18, 2015
Sykes Maritime Co.	Hull YZJ1207	49%	May 18, 2015

During the year ended
December 31, 2016,
Costamare Ventures contributed
$613
to the equity of Steadman Maritime Co. During the
six
-month period ended
June 30, 2017
Costamare Ventures contributed
$693
to the equity of Steadman Maritime Co. During the year ended
December 31, 2016,
the Company received
$613
in the form of a special dividend from Horton Maritime Co. and Marchant Maritime Co. During the
six
-month period ended
June 30, 2017,
the Company received
$270
in the form of a special dividend from Horton Maritime Co.

During the
six
-month period ended
June 30, 2017,
Costamare Ventures contributed
$3,130,
in the aggregate, to the equity of Kemp Maritime Co. and Hyde Maritime Co. In
June 2016,
both companies, as joint and several borrowers, signed a loan agreement with a bank for an amount up to
$88,000,
in aggregate, to partly finance the construction cost of the two
newbuild vessels. The Company, Costamare Ventures and York through its affiliate Bluebird Holdings L.P., participate as corporate guarantors (Note
13
(c)).

During the year ended
December 31, 2016,
Costamare Ventures contributed
$4,662,
in the aggregate, to the equity of Ainsley Maritime Co. and Ambrose Maritime Co. During the
six
-month period ended
June 30, 2017,
Costamare Ventures contributed
$498,
in the aggregate, to the equity of these
two
entities. In
August 2016,
these
two
companies, as joint and several borrowers, signed a loan agreement with a bank for an amount up to
$86,600,
in aggregate, to partly finance the construction cost of the two
newbuild vessels. The Company, Costamare Ventures and York, through its affiliate Bluebird Holdings L.P., participate as corporate guarantors (Note
13
(c)).

During the year ended
December 31, 2016,
Costamare Ventures contributed, in aggregate,
$25,323
to Benedict Maritime Co., Bertrand Maritime Co., Beardmore Maritime Co., Schofield Maritime Co. and Fairbank Maritime Co.

In
December 2016,
the shareholders of Connell Maritime Co. have decided to dissolve the company. During the year ended
December 31, 2016,
Costamare Ventures contributed
$463
to the equity of Smales Maritime Co.

During the year ended
December 31, 2016,
Costamare Ventures contributed to Skerrett Maritime Co., in the aggregate,
$218.
During the
six
-month period ended
June 30, 2017
Costamare Ventures contributed
$798,
in the aggregate, to the equity of Geyer Maritime Co. and
$1,278
to the equity of Skerrett Maritime Co. Costamare Ventures also participated with a
49%
interest to the equity of Goodway Maritime Co., for the acquisition of the secondhand vessel
Monemvasia
, which was delivered in
February 2016,
by contributing, in the aggregate,
$637
during the year ended
December 31, 2015
and
$2,925
during the year ended
December 31, 2016
.

During the year ended
December 31, 2016,
the Company contributed, in the aggregate, the amount of
$427
to Platt Maritime Co. and Sykes Maritime Co. During the
six
-month period ended
June 30, 2017,
Costamare Ventures contributed
$649,
in the aggregate, to the equity of these
two
entities.

For the
six
-month periods ended
June 30, 2016
and
2017,
the Company recorded net loss of
$405
and net gain of
$887,
respectively on equity method investments, which are separately reflected as Equity gain / (loss) on investments in the accompanying consolidated statements of income. Costamare Ventures has provided Marchant Maritime Co., Horton Maritime Co. and Steadman Maritime Co. with certain cash advances. As of
December 31, 2016
and
June 30, 2017,
the balance due from these companies amounted to
$nil
.

The summarized combined financial information of the companies accounted for as equity method investment is as follows:

	December 31, 2016	June 30, 2017
Non-current assets	$952,458	$1,091,272
Current assets	35,993	62,546
Total assets	$988,451	$1,153,818

Current liabilities	$39,428	$54,421

	Six-month periods ended June 30,
	2016	2017
Voyage revenue	10,333	55,065
Net income / (loss)	$(966)	$2,721